FEDERAL INCOME TAX (Tables)	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Schedule of income tax expense

For the Year ended December 31, 2022
Federal
Current	$309,931
Deferred	(65,574)
State
Current	$-
Deferred	-
Change in valuation allowance	65,574
Income tax provision	$309,931

Schedule of deferred tax assets

December 31,
2022
Deferred tax asset
Net operating loss carryforward	$-
Startup/Organization Expenses	65,574
Total deferred tax asset	65,574
Valuation allowance	(65,574)
Deferred tax asset, net of allowance	$-

Naturalshrimp Incorporated [Member]
Schedule of income tax expense

	2022	2021
Federal Tax statutory rate	21.00%	21.00%
Permanent differences	18.40%	3.46%
Valuation allowance	(39.40)%	(24.46)%
Effective rate	0.00%	0.00%

Schedule of deferred tax assets

	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$6,022,000	$3,429,000

Other	(350,000)	-
Total deferred tax asset	5,672,000	3,429,000
Valuation allowance	(5,672,000)	(3,429,000)
Total	$-	$-